Note 15 - Related Party Transactions	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note 15.  Related Party Transactions.

Management performed an internal review and inspection and noted there are no material transactions with related parties as defined in ASC 850, except those disclosed in Note 5 Share-based compensation to officers.